CONSOLIDAITNG FINANCIAL STATEMENTS OF PBF LOGISTICS CASH FLOWS (Details) - USD ($)				12 Months Ended
	May 14, 2015	Dec. 11, 2014	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income				$ 80,389,000	$ 73,605,000	$ 14,738,000
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization				14,983,000	7,684,000	4,708,000
Amortization of deferred financing fees				1,678,000	1,315,000	365,000
Unit-based compensation expense				4,360,000	4,279,000	1,086,000
Equity in earnings				0	0	0
Changes in operating assets and liabilities:
Accounts receivable - affiliates				(12,439,000)	(12,319,000)	(11,630,000)
Accounts receivable				(4,294,000)	0	0
Prepaid expenses and other current assets				3,152,000	(117,000)	(296,000)
Accounts payable - affiliates				3,513,000	215,000	3,223,000
Accounts payable and accrued liabilities				7,920,000	3,488,000	(2,176,000)
Amounts due to/from related parties				0	0	0
Increase (Decrease) in Deferred Revenue				952,000	0	0
Other assets and liabilities				(1,002,000)	(19,000)	0
Net cash provided by operations				99,212,000	78,131,000	10,018,000
Expenditures for property, plant and equipment				(22,978,000)	(3,503,000)	(47,805,000)
Plains Asset Purchase				(98,373,000)	0	0
Cash flows from investing activities:
Purchases of marketable securities				(1,909,965,000)	(2,067,286,000)	(1,918,637,000)
Maturities of marketable securities				2,104,209,000	2,067,983,000	1,683,708,000
Investment in subsidiaries				0	0
Net cash provided by (used in) investing activities				72,893,000	(2,806,000)	(282,734,000)
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions				138,378,000	0	340,957,000
Offering costs for issuance of common units				0	0	(5,000,000)
Distribution to PBF LLC related to Offering				0	0	(328,664,000)
Distribution to parent				0	(1,036,000)	0
Proceeds from term loan				0	0	300,000,000
Repayment of term loan	$ (700,000)	$ (30,000,000)	$ (30,000,000)	(194,536,000)	(700,000)	(65,100,000)
Proceeds from revolving credit facility				194,700,000	24,500,000	275,100,000
Proceeds from issuance of senior notes				0	350,000,000	0
Repayment of revolving credit facility				(30,000,000)	(275,100,000)	0
Distributions to unitholders				(67,534,000)	(49,524,000)	(14,916,000)
Deferred financing costs				0	(8,324,000)	(2,517,000)
Net cash (used in) provided by financing activities				(126,562,000)	(70,812,000)	286,806,000
Distribution to PBF LLC related to Acquisitions				(175,000,000)	(112,500,000)	(270,000,000)
Contribution from parent				7,430,000	1,872,000	56,946,000
Net change in cash and cash equivalents				45,543,000	4,513,000	14,090,000
Cash and cash equivalents at beginning of year				18,678,000	14,165,000	75,000
Cash and cash equivalents at end of period				64,221,000	18,678,000	14,165,000
Subsidiary Issuer [Member]
Cash flows from operating activities:
Net income					73,605,000	14,738,000
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization					0	27,000
Amortization of deferred financing fees					1,315,000	365,000
Unit-based compensation expense					4,279,000	1,086,000
Equity in earnings					(108,280,000)	(22,108,000)
Changes in operating assets and liabilities:
Accounts receivable - affiliates					0	0
Prepaid expenses and other current assets					(66,000)	(224,000)
Accounts payable - affiliates					93,000	481,000
Accounts payable and accrued liabilities					3,419,000	721,000
Amounts due to/from related parties					101,938,000	24,148,000
Other assets and liabilities					(19,000)
Net cash provided by operations					76,284,000	19,234,000
Expenditures for property, plant and equipment					0	0
Cash flows from investing activities:
Purchases of marketable securities					(2,067,286,000)	(1,918,637,000)
Maturities of marketable securities					2,067,983,000	1,683,708,000
Investment in subsidiaries					(820,000)
Net cash provided by (used in) investing activities					(123,000)	(234,929,000)
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions						340,957,000
Offering costs for issuance of common units						(5,000,000)
Distribution to PBF LLC related to Offering						(328,664,000)
Distribution to parent					0
Proceeds from term loan						300,000,000
Repayment of term loan					(700,000)	(65,100,000)
Proceeds from revolving credit facility					24,500,000	275,100,000
Proceeds from issuance of senior notes					350,000,000
Repayment of revolving credit facility					(275,100,000)
Distributions to unitholders					(49,524,000)	(14,916,000)
Deferred financing costs					(8,324,000)	(2,517,000)
Net cash (used in) provided by financing activities					(71,648,000)	229,860,000
Distribution to PBF LLC related to Acquisitions					(112,500,000)	(270,000,000)
Contribution from parent					0	0
Net change in cash and cash equivalents					4,513,000	14,165,000
Cash and cash equivalents at beginning of year				18,678,000	14,165,000	0
Cash and cash equivalents at end of period					18,678,000	14,165,000
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income					108,280,000	22,108,000
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization					7,684,000	4,681,000
Amortization of deferred financing fees					0	0
Unit-based compensation expense					0	0
Equity in earnings					0	0
Changes in operating assets and liabilities:
Accounts receivable - affiliates					(12,319,000)	(11,630,000)
Prepaid expenses and other current assets					(51,000)	(72,000)
Accounts payable - affiliates					122,000	2,742,000
Accounts payable and accrued liabilities					69,000	(2,897,000)
Amounts due to/from related parties					(101,938,000)	(24,148,000)
Other assets and liabilities					0
Net cash provided by operations					1,847,000	(9,216,000)
Expenditures for property, plant and equipment					(3,503,000)	(47,805,000)
Cash flows from investing activities:
Purchases of marketable securities					0	0
Maturities of marketable securities					0	0
Investment in subsidiaries					0
Net cash provided by (used in) investing activities					(3,503,000)	(47,805,000)
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions						0
Offering costs for issuance of common units						0
Distribution to PBF LLC related to Offering						0
Distribution to parent					(1,036,000)
Proceeds from term loan						0
Repayment of term loan					0	0
Proceeds from revolving credit facility					0	0
Proceeds from issuance of senior notes					0
Repayment of revolving credit facility					0
Distributions to unitholders					0	0
Deferred financing costs					0	0
Net cash (used in) provided by financing activities					1,656,000	56,946,000
Distribution to PBF LLC related to Acquisitions					0	0
Contribution from parent					2,692,000	56,946,000
Net change in cash and cash equivalents					0	(75,000)
Cash and cash equivalents at beginning of year				0	0	75,000
Cash and cash equivalents at end of period					0	0
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income					0	0
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization					0	0
Amortization of deferred financing fees					0	0
Unit-based compensation expense					0	0
Equity in earnings					0	0
Changes in operating assets and liabilities:
Accounts receivable - affiliates					0	0
Prepaid expenses and other current assets					0	0
Accounts payable - affiliates					0	0
Accounts payable and accrued liabilities					0	0
Amounts due to/from related parties					0	0
Other assets and liabilities					0
Net cash provided by operations					0	0
Expenditures for property, plant and equipment					0	0
Cash flows from investing activities:
Purchases of marketable securities					0	0
Maturities of marketable securities					0	0
Investment in subsidiaries					0
Net cash provided by (used in) investing activities					0	0
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions						0
Offering costs for issuance of common units						0
Distribution to PBF LLC related to Offering						0
Distribution to parent					0
Proceeds from term loan						0
Repayment of term loan				0	0	0
Proceeds from revolving credit facility				0	0	0
Proceeds from issuance of senior notes					0
Repayment of revolving credit facility				0	0
Distributions to unitholders				0	0	0
Deferred financing costs					0	0
Net cash (used in) provided by financing activities				0	0	0
Distribution to PBF LLC related to Acquisitions					0	0
Contribution from parent					0	0
Net change in cash and cash equivalents					0	0
Cash and cash equivalents at beginning of year				0	0	0
Cash and cash equivalents at end of period					0	0
Operating Segments [Member] | Subsidiary Issuer [Member]
Cash flows from operating activities:
Net income				80,389,000
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization				0	0	27,000
Amortization of deferred financing fees				1,678,000	1,315,000	365,000
Unit-based compensation expense				4,360,000
Equity in earnings				(127,431,000)	(108,280,000)	(22,108,000)
Changes in operating assets and liabilities:
Accounts receivable - affiliates				(125,000)
Accounts receivable				0
Prepaid expenses and other current assets				(71,000)
Accounts payable - affiliates				1,096,000
Accounts payable and accrued liabilities				(211,000)
Amounts due to/from related parties				115,616,000
Increase (Decrease) in Deferred Revenue				0
Other assets and liabilities				(672,000)
Net cash provided by operations				74,629,000
Expenditures for property, plant and equipment				0
Plains Asset Purchase				(98,373,000)
Cash flows from investing activities:
Purchases of marketable securities				(1,909,965,000)
Maturities of marketable securities				2,104,209,000
Investment in subsidiaries				(3,053,000)
Net cash provided by (used in) investing activities				92,818,000
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions				138,378,000
Repayment of term loan				(194,536,000)
Proceeds from revolving credit facility				194,700,000
Repayment of revolving credit facility				(30,000,000)
Distributions to unitholders				(67,534,000)
Net cash (used in) provided by financing activities				(133,992,000)
Distribution to PBF LLC related to Acquisitions				(175,000,000)
Contribution from parent				0
Net change in cash and cash equivalents				33,455,000
Cash and cash equivalents at beginning of year				18,678,000
Cash and cash equivalents at end of period				52,133,000	18,678,000
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income				127,431,000
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization				14,983,000	7,684,000	4,681,000
Amortization of deferred financing fees				0	0	0
Unit-based compensation expense				0
Equity in earnings				0	0	0
Changes in operating assets and liabilities:
Accounts receivable - affiliates				(12,314,000)
Accounts receivable				(4,294,000)
Prepaid expenses and other current assets				3,223,000
Accounts payable - affiliates				2,417,000
Accounts payable and accrued liabilities				8,131,000
Amounts due to/from related parties				(115,616,000)
Increase (Decrease) in Deferred Revenue				952,000
Other assets and liabilities				(330,000)
Net cash provided by operations				24,583,000
Expenditures for property, plant and equipment				(22,978,000)
Plains Asset Purchase				0
Cash flows from investing activities:
Purchases of marketable securities				0
Maturities of marketable securities				0
Investment in subsidiaries				0
Net cash provided by (used in) investing activities				(22,978,000)
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions				0
Repayment of term loan				0
Proceeds from revolving credit facility				0
Repayment of revolving credit facility				0
Distributions to unitholders				0
Net cash (used in) provided by financing activities				10,483,000
Distribution to PBF LLC related to Acquisitions				0
Contribution from parent				10,483,000
Net change in cash and cash equivalents				12,088,000
Cash and cash equivalents at beginning of year				0
Cash and cash equivalents at end of period				12,088,000	0
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income				0
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization				0	0	0
Amortization of deferred financing fees				0	0	0
Unit-based compensation expense				0
Equity in earnings				0	0	0
Changes in operating assets and liabilities:
Accounts receivable - affiliates				0
Accounts receivable				0
Prepaid expenses and other current assets				0
Accounts payable - affiliates				0
Accounts payable and accrued liabilities				0
Amounts due to/from related parties				0
Increase (Decrease) in Deferred Revenue				0
Other assets and liabilities				0
Net cash provided by operations				0
Expenditures for property, plant and equipment				0
Plains Asset Purchase				0
Cash flows from investing activities:
Purchases of marketable securities				0
Maturities of marketable securities				0
Investment in subsidiaries				0
Net cash provided by (used in) investing activities				0
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions				0
Distribution to PBF LLC related to Acquisitions				0
Contribution from parent				0
Net change in cash and cash equivalents				0
Cash and cash equivalents at beginning of year				0
Cash and cash equivalents at end of period				0	0
Consolidation, Eliminations [Member]
Cash flows from operating activities:
Net income				(127,431,000)	(108,280,000)	(22,108,000)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization				0	0	0
Amortization of deferred financing fees				0	0	0
Unit-based compensation expense				0	0	0
Equity in earnings				127,431,000	108,280,000	22,108,000
Changes in operating assets and liabilities:
Accounts receivable - affiliates				0	0	0
Accounts receivable				0
Prepaid expenses and other current assets				0	0	0
Accounts payable - affiliates				0	0	0
Accounts payable and accrued liabilities				0	0	0
Amounts due to/from related parties				0	0	0
Increase (Decrease) in Deferred Revenue				0
Other assets and liabilities				0	0
Net cash provided by operations				0	0	0
Expenditures for property, plant and equipment				0	0	0
Plains Asset Purchase				0
Cash flows from investing activities:
Purchases of marketable securities				0	0	0
Maturities of marketable securities				0	0	0
Investment in subsidiaries				3,053,000	820,000
Net cash provided by (used in) investing activities				3,053,000	820,000	0
Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions				0		0
Offering costs for issuance of common units						0
Distribution to PBF LLC related to Offering						0
Distribution to parent					0
Proceeds from term loan						0
Repayment of term loan				0	0	0
Proceeds from revolving credit facility				0	0	0
Proceeds from issuance of senior notes					0
Repayment of revolving credit facility				0	0
Distributions to unitholders				0	0	0
Deferred financing costs					0	0
Net cash (used in) provided by financing activities				(3,053,000)	(820,000)	0
Distribution to PBF LLC related to Acquisitions				0	0	0
Contribution from parent				(3,053,000)	(820,000)	0
Net change in cash and cash equivalents				0	0	0
Cash and cash equivalents at beginning of year				0	0	0
Cash and cash equivalents at end of period				$ 0	$ 0	$ 0